Investments	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Investments

6 – INVESTMENTS

Investments and long-term deposits	Investment Date	Value at Investment Date	2019	2018	Available For Sale
CP4H	June 29, 2012	187,367	-	-	No
HostedBizz	Dec. 31, 2013	1,005	-	-	No
Equispheres Inc.	August 26,2015	112,752	701,564	117,109	No
Spiderwort	August 24, 2018	7,725	7,483	-	No
Total		308,849	709,047	117,109

On April 30, 2016, ZIM Corporation made an equity investment in Equispheres Inc. The investment consisted of the purchase of 250,000 common shares at a price of $20,042.

On August 26, 2016, ZIM Corporation made an equity investment in Equispheres Inc. The investment consisted of the purchase of 500,000 common shares at a price of $91,948. Equispheres Inc. is an advanced materials company developing new technologies for the production of metallic particles for use in additive manufacturing.

On August 9, 2017, Connecting People for Health Co-operative Ltd. (CP4H) was acquired for an undisclosed amount. Various options to distribute the proceeds from the sale are being considered by the board of CP4H and will be finalized at a later date. ZIM has not recognized this transaction in its financial statements as of March 31, 2018. Once the distribution has been finalized ZIM will recognize its portion of the proceeds as a gain on the sale of assets.

On February 9, 2018, ZIM sold 100,000 shares of HostedBizz to HostedBizz, for cancellation, for gross proceeds of $60,000 Canadian dollars ($45,758 United States dollars).

On August 24, 2018, NuvoBio Corporation made an investment in Spiderwort Inc. The investment consisted of the purchase of a $10,000 Canadian dollar ($7,725 US dollar) convertible promissory note and is accounted for at amortized cost. The note accrues simple interest of 5% per annum and upon a future equity financing of Spiderwort Inc. in an amount greater than $3,000,000 Canadian dollars all principal and accrued interest will convert into the equity securities of the financing at a price per security equal to 80% of the equity financing price per security. Spiderwort Inc. is an advanced materials company developing novel, plant derived, biomaterial that will offer new avenues in 3D in vitro research and in regenerative medicine.